Income taxes - Disclosure of breakdown of research and development expenses (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Major components of tax expense (income) [abstract]
R&D expenses	$ 1,644,565	$ 2,064,493	$ 2,369,145
Less: Investment tax credits	0	0	(231,007)
R&D expenses, net	$ 1,644,565	$ 2,064,493	$ 2,138,138